SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Operating lease cost	$ 481	$ 487
Total net lease cost	$ 481	$ 487